Columbia Ultra Short Duration Municipal Bond Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 4.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 3.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.600%	1,000,000	1,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	150,000	150,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.050%	700,000	700,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	1,000,000	1,000,000
Total			2,850,000
Utah 1.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	4.000%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $3,850,000)			3,850,000

Municipal Bonds 87.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.6%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,020,838
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	511,412
Total			1,532,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.9%
California Infrastructure & Economic Development Bank(c),(d)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 01/30/25)
01/01/2050	3.950%	600,000	599,998
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2023A
07/01/2024	5.000%	250,000	250,254
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2018
10/01/2025	5.000%	2,880,000	2,939,760
Total			3,790,012
Colorado 4.7%
City & County of Denver Airport System(c)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,004,445
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,034,050
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.921%	2,500,000	2,497,111
Total			4,535,606
Connecticut 2.9%
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,506,378
Revenue Bonds
Transportation Infrasturucture Purposes
Series 2022A
07/01/2024	5.000%	350,000	350,326
Total			2,856,704
District of Columbia 0.6%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	605,118

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 5.8%
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,032,711
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	860,161
Duval County Public Schools
Certificate of Participation
Series 2022A
07/01/2024	5.000%	1,750,000	1,751,555
Greater Orlando Aviation Authority
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,002,717
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	975,661
Total			5,622,805
Georgia 0.2%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	150,000	147,957
Illinois 3.1%
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,019,578
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	1,997,147
Total			3,016,725
Iowa 2.1%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,050,000	1,043,156
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,000,000	1,017,621
Total			2,060,777
Kentucky 2.6%
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.805%	2,500,000	2,498,562
Louisiana 2.6%
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,512,115
Maryland 1.0%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,004,205
Massachusetts 2.7%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2023
07/25/2024	4.500%	1,600,000	1,600,162
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	1,000,000	1,005,014
Total			2,605,176
Michigan 1.5%
Wayne County Airport Authority(c),(d)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,499,934
New Jersey 4.7%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	988,660
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Newark
Unlimited General Obligation Notes
BAN Series 2023B
09/27/2024	5.000%	500,000	500,435
Jersey City Municipal Utilities Authority
Revenue Notes
Sewer Projects
Series 2024B
05/01/2025	5.000%	1,500,000	1,512,351
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,013,186
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	506,618
Total			4,521,250
New York 6.3%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2026	5.000%	2,000,000	2,048,005
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2014-186
10/15/2026	5.000%	1,000,000	1,001,928
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2025	5.000%	2,000,000	2,043,682
Revenue Bonds
BAN Series 2022A
08/15/2024	5.000%	1,000,000	1,002,225
Total			6,095,840
North Carolina 1.3%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,216,597
Ohio 1.4%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	525,000	526,199
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	854,338
Total			1,380,537
Oregon 1.5%
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,493,821
Pennsylvania 3.9%
Bethlehem Area School District Authority(e)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.921%	1,780,000	1,756,534
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	408,729
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,600,570
Total			3,765,833
Rhode Island 1.0%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,011,161
South Carolina 3.1%
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,029,812
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,015,920
Total			3,045,732
Tennessee 0.9%
Knoxville’s Community Development Corp.
Revenue Bonds
Austin Homes 1B Project
Series 2023 (FHA)
10/01/2024	4.250%	900,000	900,134

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 16.3%
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2025	5.000%	500,000	510,619
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	865,894
Colorado River Municipal Water District
Refunding Revenue Bonds
Series 2017
01/01/2025	5.000%	1,055,000	1,062,938
Dallas Fort Worth International Airport
Refunding Revenue Bonds
Series 2023B
11/01/2024	5.000%	660,000	663,133
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,023,346
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,452,826
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2025	5.000%	3,000,000	3,029,751
State of Texas
Unlimited General Obligation Refunding Bonds
Water Financial Assistance
Subordinated Series 2018
08/01/2025	5.000%	2,875,000	2,879,501
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	765,918
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2018
08/01/2024	5.000%	1,610,000	1,613,317
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,946,632
Total			15,813,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 2.1%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,009,645
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	997,217
Total			2,006,862
Virginia 6.3%
Fairfax County Redevelopment & Housing Authority(f)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,046,682
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	1,825,000	1,817,361
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,224,234
Virginia Small Business Financing Authority(c)
Revenue Bonds
Pure Salmon Virginia LLC Project
Series 2023 (Mandatory Put 11/15/24)
11/01/2052	5.000%	1,000,000	999,985
Total			6,088,262
Washington 2.9%
City of Seattle Water System
Prerefunded 05/01/25 Revenue Bonds
Refunding & Improvement
Series 2015
05/01/2030	5.000%	1,100,000	1,113,626
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	613,160
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,114,507
Total			2,841,293
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 0.8%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	760,054
Total Municipal Bonds (Cost $85,640,713)			85,229,197

Municipal Short Term 6.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 3.6%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2023
07/26/2024	4.290%	1,000,000	1,000,080
Merrimack Valley Regional Transit Authority
Revenue Notes
RAN Series 2023
06/21/2024	4.310%	1,500,000	1,500,010
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2023
07/12/2024	4.090%	1,000,000	1,000,567
Total			3,500,657
West Virginia 0.7%
West Virginia Economic Development Authority(c)
Revenue Bonds
Allegheny Metallurgical Project
Series 2023 (Mandatory Put 08/01/24)
01/01/2048	4.740%	625,000	625,681
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Wisconsin 2.2%
City of Fort Atkinson
Revenue Notes
Series 2024
12/01/2024	4.930%	1,425,000	1,425,036
Two Rivers Public School District
Unlimited General Obligation Notes
Series 2024
09/30/2024	4.650%	750,000	750,862
Total			2,175,898
Total Municipal Short Term (Cost $6,303,981)			6,302,236

Money Market Funds 0.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.258%(g)	630,869	630,932
Total Money Market Funds (Cost $630,869)		630,932
Total Investments in Securities (Cost $96,425,563)		96,012,365
Other Assets & Liabilities, Net		1,064,156
Net Assets		$97,076,521
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $4,612,047, which represents 4.75% of total net assets.

(e)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(g)	The rate shown is the seven-day current annualized yield at May 31, 2024.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2024 (Unaudited)
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT320_08_P01_(07/24)